Property consists of the following at April 30, 2022 and January 31, 2022: (Details) - USD ($)	Apr. 30, 2022	Apr. 22, 2022	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Sub-total		$ 344,947	$ 343,805	$ 168,850
Less: Accumulated depreciation	$ (135,406)	(135,406)	(122,469)	(88,823)
Total Property	209,541	$ 209,541	221,336	80,027
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub-total	95,183		94,041	85,413
Shopequipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	43,004		43,004	43,004
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 206,760		$ 206,760	$ 40,433